UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/11

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, Suite 1600
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA     	February 6, 2012
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  16

Form 13F Information Table Value Total:	 $36,499
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE


                                                               Value   Shares orSh/Put/ Invstm Other  Voting Authority
Name of Issuer                     Title of Class     Cusip   (x1000)   Prn Amt Prn Call Dscret Managers Sole Shared None

BABCOCK & WILCOX COMPANY (THE)           COM        05615F102	 2,373   98,290 SH      Sole           98,290      0   0
CAMERON INTERNATIONAL CORP               COM        13342B105	 3,192   64,900 SH      Sole           64,900      0   0
CHESAPEAKE ENERGY CORP                   COM        165167107	 3,912  175,527 SH      Sole          175,527      0   0
HALLIBURTON COMPANY                      COM        406216101	 1,726   50,000 SH      Sole           50,000      0   0
KEY ENERGY SERVICES INC                  COM        492914106	   814   52,600 SH      Sole           52,600      0   0
MCDERMOTT INTL                           COM        580037109	 4,348  377,783 SH      Sole          377,783      0   0
NEWFIELD EXPLORATION CO.                 COM        651290108	 1,087   28,812 SH      Sole           28,812      0   0
PATTERSON-UTI ENERGY, INC. ORD           COM        703481101	   823   41,200 SH      Sole           41,200      0   0
RANGE RESOURCES CORP                     COM        75281A109	 1,445   23,330 SH      Sole           23,330      0   0
SANDRIDGE ENERGY, INC.                   COM        80007P307	 4,457  546,200 SH      Sole          546,200      0   0
SWIFT ENERGY COMPANY                     COM        870738101	 1,341   45,129 SH      Sole           45,129      0   0
ULTRA PETROLEUM CORP                     COM        903914109	 3,765  127,084 SH      Sole          127,084      0   0
WEATHERFORD INTERNATIONAL LTD          REG SHS      H27013103	 2,050  140,000 SH      Sole          140,000      0   0
NOBLE CORPORATION (CH)                NAMEN AKT     H5833N103	 3,327  110,102 SH      Sole          110,102      0   0
TRANSOCEAN LTD.                        REG SHS      H8817H100	   687   17,895 SH      Sole           17,895      0   0
TRANSOCEAN LTD.                        REG SHS      H8817H100	 1,152   30,000 SH CALL Sole           30,000      0   0
